Business Segment Information (Reportable Segment Information Derived from Internal Management Reporting Systems, on Basis of Japanese GAAP) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Fixed assets		¥ 1,931,400		¥ 1,864,600		¥ 1,678,500
Operating Segments
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others	[1],[2]	2,965,600		2,672,200		2,280,200
General and administrative expenses	[1],[3]	1,854,500		1,681,900		1,473,500
Equity in earnings (losses) of equity method investees—net	[1]	46,700		26,200		11,800
Amortization of goodwill and others	[1]	13,600		10,700		11,400
Net business profits (losses)(5) + Net gains (losses) related to ETFs and others	[1],[4]	1,144,200		1,005,800		807,100
Fixed assets	[1],[5]	1,931,400		1,864,600		1,678,500
Operating Segments | RBC
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others	[1],[2]	832,100		749,200		706,500
General and administrative expenses	[1],[3]	702,100		651,400		606,100
Equity in earnings (losses) of equity method investees—net	[1]	10,400		6,900		(18,300)
Amortization of goodwill and others	[1]	0		0		2,000
Net business profits (losses)(5) + Net gains (losses) related to ETFs and others	[1],[4]	140,400		104,700		80,000
Fixed assets	[1],[5]	603,700		533,800		483,300
Operating Segments | CIBC
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others	[1],[2]	636,700		556,300		508,700
General and administrative expenses	[1],[3]	239,500		218,000		202,300
Equity in earnings (losses) of equity method investees—net	[1]	9,600		7,600		6,300
Amortization of goodwill and others	[1]	800		800		0
Net business profits (losses)(5) + Net gains (losses) related to ETFs and others	[1],[4]	406,000		345,000		312,600
Fixed assets	[1],[5]	171,700		157,100		152,800
Operating Segments | GCIBC
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others	[1],[2]	792,200		738,900		693,600
General and administrative expenses	[1],[3]	453,000		380,700		337,300
Equity in earnings (losses) of equity method investees—net	[1]	25,000		23,700		21,900
Amortization of goodwill and others	[1]	5,800		2,500		700
Net business profits (losses)(5) + Net gains (losses) related to ETFs and others	[1],[4]	358,300		379,300		377,500
Fixed assets	[1],[5]	224,400		197,900		177,700
Operating Segments | GMC
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others	[1],[2]	499,100		443,300		325,500
Japan GAAP Personnel Expenses	[1],[6]			0
Japan GAAP NonPersonnel Expenses	[1],[6],[7]			0
General and administrative expenses	[1],[3]	345,600		315,000		260,300
Amortization of goodwill and others	[1]					700
Net business profits (losses)(5) + Net gains (losses) related to ETFs and others	[1],[4]	153,500		128,300		64,300
Fixed assets	[1],[5]	101,200		90,300		87,300
Operating Segments | AMC
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others	[1],[2]	59,700		57,200		54,700
General and administrative expenses	[1],[3]	38,300		36,100		35,000
Equity in earnings (losses) of equity method investees—net	[1]	(3,300)		(13,400)		(200)
Amortization of goodwill and others	[1]	6,100		6,400		6,800
Net business profits (losses)(5) + Net gains (losses) related to ETFs and others	[1],[4]	11,800		1,100		12,600
Fixed assets	[1],[5]	0		0		0
Operating Segments | Others
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others	[1],[2],[8]	145,600		127,100		(9,000)
General and administrative expenses	[1],[8]	75,800	[3]	80,500	[3]	32,300
Equity in earnings (losses) of equity method investees—net	[1],[8]	4,900		1,300		2,100
Amortization of goodwill and others	[1],[8]	700		800		900
Net business profits (losses)(5) + Net gains (losses) related to ETFs and others	[1],[8]	73,900	[4]	47,100	[4]	(40,100)
Fixed assets	[1],[5],[8]	¥ 830,300		¥ 885,400		¥ 777,300

[1]	Income and expenses of foreign branches of MHBK and foreign subsidiaries with functional currencies other than Japanese Yen have been translated for purposes of segment reporting using the budgeted foreign currency rates. Prior period comparative amounts for such foreign currency income and expenses have been translated using current period budgeted foreign currency rates.
[2]	“Gross profits + Net gains (losses) related to ETFs and others” is reported instead of sales reported by general corporations. Gross profits is defined as the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income. Net gains (losses) related to ETFs and others consist of net gains (losses) on ETFs held by MHBK and MHTB on their non-consolidated basis and net gains (losses) on operating investment securities of MHSC on its consolidated basis. For the fiscal years ended March 31, 2023, 2024 and 2025, net gains (losses) related to ETFs and others amounted to ¥1.8 billion, ¥(31.0) billion and ¥45.2 billion, respectively, of which ¥(0.2) billion, ¥(37.0) billion and ¥37.0 billion are included in GMC, respectively.
[3]	“General and administrative expenses” excludes non-allocated gains (losses), net, which primarily includes personnel expenses, depreciation expenses, and occupancy expenses. When the CODM assesses segment performance and decides how to allocate resources, these expenses are regularly provided to the CODM in an aggregated form as “General and administrative expenses” and may be used, for example, to evaluate the expense ratio against segment profits and to compare them with the budgeted expense information.
[4]	Net business profits (losses) is used in Japan as a measure of the profitability of core banking operations, and is defined as gross profits (as defined above) less general and administrative expenses (excluding non-allocated gains (losses), net) plus equity in earnings (losses) of equity method investees—net less amortization of goodwill and others. Measurement of net business profits (losses) is required for regulatory reporting to the Financial Services Agency of Japan.
[5]	“Fixed assets” is presented based on Japanese GAAP and corresponds to the total amount of the following U.S. GAAP accounts: Premises and equipment-net; Goodwill; Intangible assets; and right-of-use assets related to operating leases included in Other assets. The above table does not include other asset amounts because “Fixed assets” is the only balance sheet metric that management uses when evaluating and making decisions pertaining to the operating segments. “Others” in “Fixed assets” includes assets of headquarters that have not been allocated to each segment, “Fixed assets” pertaining to consolidated subsidiaries that are not subject to allocation, consolidating adjustments, and others. Certain “Fixed assets” expenses have been allocated to each segment using reasonable allocation criteria.
[6]	“General and administrative expenses” excludes non-allocated gains (losses), net.
[7]	Non-personnel expenses primarily included depreciation expenses, occupancy expenses, and other general and administrative expenses.
[8]	“Others” includes the following items: • profits and expenses pertaining to consolidated subsidiaries that are not subject to allocation; • consolidating adjustments, including elimination of internal transaction between each segment; • equity in earnings (losses) of equity method investees—net that are not subject to allocation; and • profits and losses pertaining to derivative transactions that reflect the counterparty risk of the individual parties and other factors in determining fair market value.